Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 391,911,400.00
Previously Paid Amount	13,810.00
Total Fee Amount	54,122.96
Total Offset Amount	0.00
Net Fee	$ 40,312.96